Discontinued operations and disposal groups - Assets held for sale and liabilities held for sale (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	$ 796.9	$ 816.1
Right of use assets	371.1	369.9
Goodwill	274.8	262.7
Other intangible assets	281.0	288.9
Deferred income tax assets	86.1	65.1
Trade and other receivables	164.1	135.8
Current assets
Inventories	84.2	42.1
Income tax receivable	2.8	0.8
Trade and other receivables	172.3	181.4
Cash and cash equivalents	1,836.3	825.7
Assets held for sale		1,453.0
Non-current liabilities
Trade and other payables	(149.0)	(122.3)
Borrowings	(2,603.1)	(2,842.0)
Lease liabilities	(313.4)	(311.7)
Provisions for other liabilities and charges	(43.1)	(59.7)
Deferred income tax liabilities	(42.2)	(40.4)
Current liabilities
Trade and other payables	(405.6)	(278.0)
Borrowings	(525.9)	(295.7)
Lease liabilities	$ (67.2)	(60.7)
Liabilities held for sale		(493.0)
Assets and liabilities classified as held for sale
Non-current assets
Property, plant and equipment		562.7
Right of use assets		245.3
Other intangible assets		332.0
Deferred income tax assets		144.5
Trade and other receivables		75.2
Current assets
Trade and other receivables		65.7
Cash and cash equivalents		27.6
Assets held for sale		1,453.0
Non-current liabilities
Trade and other payables		(5.5)
Borrowings		(82.8)
Lease liabilities		(232.5)
Provisions for other liabilities and charges		(36.8)
Deferred income tax liabilities		(14.0)
Current liabilities
Trade and other payables		(66.2)
Borrowings		(13.9)
Lease liabilities		(41.3)
Liabilities held for sale		(493.0)
IHS Latam Group
Non-current assets
Property, plant and equipment		293.3
Right of use assets		244.6
Other intangible assets		194.9
Deferred income tax assets		138.4
Trade and other receivables		69.9
Current assets
Trade and other receivables		39.3
Cash and cash equivalents		16.9
Assets held for sale		997.3
Non-current liabilities
Lease liabilities		(232.0)
Provisions for other liabilities and charges		(36.8)
Deferred income tax liabilities		(14.0)
Current liabilities
Trade and other payables		(42.6)
Lease liabilities		(40.9)
Liabilities held for sale		(366.3)
Reserve of exchange differences on translation		(58.5)
IHS Latam Group | As previously reported
Current liabilities
Reserve of exchange differences on translation		(83.9)
I-Systems Solues de Infraestrutura S.A.
Non-current assets
Property, plant and equipment		269.4
Right of use assets		0.7
Other intangible assets		137.1
Deferred income tax assets		6.1
Trade and other receivables		5.3
Current assets
Trade and other receivables		26.4
Cash and cash equivalents		10.7
Assets held for sale		455.7
Non-current liabilities
Trade and other payables		(5.5)
Borrowings		(82.8)
Lease liabilities		(0.5)
Current liabilities
Trade and other payables		(23.6)
Borrowings		(13.9)
Lease liabilities		(0.4)
Liabilities held for sale		$ (126.7)